Lease Prepayments (Tables)	12 Months Ended
Dec. 31, 2017
Lease Prepayments [Abstract]
Schedule of Lease Prepayments
	December 31, 2017		December 31, 2016
	RMB	US$	RMB
Non-current portion	16,830	2,587	17,358
Current portion - amount charged to expense next year	524	81	524
	17,354	2,668	17,882